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SECURIAN FINANCIAL GROUP, INC
400 Robert Street North
St. Paul, MN 55101-2098
www.securian.com
651.665.3500


April 27, 2009



                                                                 (SECURIAN LOGO)



Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street NE
Washington, DC  20549-4644


Re:  Variable Annuity Account
     Minnesota Life Insurance Company
     File Number 333-91784
     "Tandy" Representations


Ladies and Gentlemen:

In connection with the above-referenced filing, Variable Annuity Account (the "Registrant"), acknowledges that:

    o the Registrant is responsible for the adequacy and accuracy of the disclosure in the filings;

    o staff comments, or changes to disclosure in response to staff comments in the filings reviewed by the staff, do not foreclose the Commission from taking any action with respect to the filing; and

    o the Registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

/s/Dwayne C. Radel

Dwayne C. Radel
Senior Vice President and General Counsel
Minnesota Life Insurance Company


Securian Financial Group provides financial security for individuals and businesses through its subsidiaries including Minnesota Life Insurance Company, Advantus Capital Management, Securian Financial Services and Securian Trust Company.